DEBT - Rollforward of Senior Notes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / $	Dec. 31, 2018 CAD ($) $ / $	Dec. 31, 2017 CAD ($) $ / $
Disclosure of detailed information about borrowings [line items]
Beginning balance		$ 396,901
Unrealized gain (loss) on foreign exchange		(15,195)	$ 18,298
Ending balance		422,592	396,901
Unrealized gain (loss) on foreign exchange contracts		3,422	(3,867)
Second Lien Notes
Disclosure of detailed information about borrowings [line items]
Beginning balance		0
Amortization of discount and debt issue costs		112
Ending balance	$ 72,100	$ 137,097	0
Closing foreign exchange rate | $ / $	1.3646	1.3646
Senior Notes
Disclosure of detailed information about borrowings [line items]
Beginning balance		$ 305,409	324,691
Unrealized gain (loss) on foreign exchange		22,032	(22,079)
Amortization of discount and debt issue costs		2,617	2,797
Settlement of Senior Notes for equity	$ (30,673)
Settlement of Senior Notes for Second Lien Notes	$ (103,385)
Ending balance		196,000	$ 305,409
Closing foreign exchange rate | $ / $			1.2518
Unrealized gain (loss) on foreign exchange contracts		$ 3,400	$ (3,900)